Prospectus Supplement                                    205424  6/30
dated June 30, 2003 to:

PUTNAM OTC & EMERGING GROWTH FUND
Prospectuses dated November 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio leader     Since   Experience
-------------------------------------------------------------------------------

Roland W. Gillis     2001    1995-Present     Putnam Management

-------------------------------------------------------------------------------
Portfolio member     Since   Experience
-------------------------------------------------------------------------------

Daniel L. Miller     2003    1983-Present     Putnam Management
-------------------------------------------------------------------------------